FINANCIAL INSTRUMENTS (Narrative) (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Oct. 31, 2018
OtherIncomeExpense [Member]
FINANCIAL INSTRUMENTS [Line Items]
Foreign Currency Cash Flow Hedge Gain (Loss) Reclassified to Earnings, Net		$ (0.3)	$ 3.1	$ (2.2)
Gain (Loss) on Foreign Currency Cash Flow Hedge Ineffectiveness		$ 3.2	1.7	(0.4)
Secured Commercial Loans [Member]
FINANCIAL INSTRUMENTS [Line Items]
Fixed rate		4.99%
Variable rate		1.70%
Effective rate		6.24%
Secured Commercial Loans [Member] | Level II [Member]
FINANCIAL INSTRUMENTS [Line Items]
Interest rate swaps		$ 0.7	0.3
Change in fair value of swap's liability included in accumulated other comprehensive loss		0.4	(0.3)	4.9
Interest Rate Cash Flow Hedge Gain (Loss) Reclassified to Earnings, Net		$ 0.3	$ 0.3	$ 0.3
4.99% Interest Rate Swap [Member]
FINANCIAL INSTRUMENTS [Line Items]
Fixed rate					4.99%
Variable rate	1.62%
Effective rate	3.97%
Debt Instrument face amount					$ 40.0